Consolidated Statements Of Shareholders' Equity	Total USD ($)	Total CNY	Beijing Giant Zhengtu Network Technology Co., Ltd. CNY	Ordinary shares USD ($)	Ordinary shares CNY	Additional paid-in capital USD ($)	Additional paid-in capital CNY	Statutory reserves USD ($)	Statutory reserves CNY	Accumulated other comprehensive loss USD ($)	Accumulated other comprehensive loss CNY	Retained earnings USD ($)	Retained earnings CNY	Treasury stock USD ($)	Treasury stock CNY	Total Giant Interactive Group Inc.'s equity USD ($)	Total Giant Interactive Group Inc.'s equity CNY	Non-controlling interest USD ($)	Non-controlling interest CNY	Non-controlling interest Beijing Giant Zhengtu Network Technology Co., Ltd. CNY
Beginning Balance at Dec. 31, 2010		6,407,643,253			417		6,087,534,887		43,890,273		(300,504,420)		2,738,731,300		(2,176,792,033)		6,392,860,424		14,782,829
Beginning Balance (in shares) at Dec. 31, 2010					228,019,412
Issuances of shares		13			13												13
Net income for the year		906,395,868											879,966,874				879,966,874		26,428,994
Noncontrolling interests
- Equity movement		836,998																	836,998
- Deconsolidation of subsidiaries		(2,158,537)																	(2,158,537)
- Acquisition of noncontrolling interest		(1,855,246)																	(1,855,246)
- Dividends to noncontrolling interests		(12,250,000)																	(12,250,000)
Other comprehensive income (loss):
- Foreign currency translation		(84,727,808)									(84,727,808)						(84,727,808)
- Unrealized holding gain (loss)		(15,997,558)									(15,997,558)						(15,997,558)
Exercise of share-based awards (in shares)					8,148,519
Exercise of share-based awards		128,935,695					99,668,141						(47,960,922)		77,228,476		128,935,695
Reversal of statutory reserves									(32,958,749)				32,958,749
Appropriation to statutory reserves									3,194,295				(3,194,295)
Capital discount from acquiring noncontrolling interests		(1,599,254)					(1,599,254)										(1,599,254)
Share-based compensation		29,335,181					29,335,181										29,335,181
Repurchase of shares (in shares)					(932,972)
Repurchase of shares		(22,960,759)													(22,960,759)		(22,960,759)
Dividends to shareholders		(4,810,164,772)					(1,864,676,429)						(2,945,488,343)				(4,810,164,772)
Ending Balance at Dec. 31, 2011		2,521,433,074			430		4,350,262,526		14,125,819		(401,229,786)		655,013,363		(2,122,524,316)		2,495,648,036		25,785,038
Ending Balance (in shares) at Dec. 31, 2011					235,234,959
Net income for the year		1,071,954,126											993,720,006				993,720,006		78,234,120
Noncontrolling interests
- Equity movement		20,706,816																	20,706,816
- Acquisition of noncontrolling interest		(35,549)	13,928,966																(35,549)	13,928,966
- Dividends to noncontrolling interests		(93,100,000)																	(93,100,000)
Other comprehensive income (loss):
- Foreign currency translation	451,808	2,735,104									2,735,104						2,735,104
- Reversal of unrealized holding gain		(39,364,932)									(39,364,932)						(39,364,932)
- Unrealized holding gain (loss)	11,420,418	69,135,783									69,135,783						69,135,783
Exercise of share-based awards (in shares)					4,829,650
Exercise of share-based awards		30,097,724					(28,524,745)						(80,344,569)		138,967,038		30,097,724
Appropriation to statutory reserves									34,470,894				(34,470,894)
Capital surplus from a new investor of a subsidiary		14,871,384					14,871,384										14,871,384
Capital discount from acquiring noncontrolling interests		(72,451)					(72,451)										(72,451)
Share-based compensation		120,122,474					120,122,474										120,122,474
Repurchase of shares (in shares)					(811,937)
Repurchase of shares		(22,862,890)													(22,862,890)		(22,862,890)
Dividends to shareholders		(446,302,773)											(446,302,773)				(446,302,773)
Ending Balance at Dec. 31, 2012		3,263,246,856			430		4,456,659,188		48,596,713		(368,723,831)		1,087,615,133		(2,006,420,168)		3,217,727,465		45,519,391
Ending Balance (in shares) at Dec. 31, 2012		239,252,672			239,252,672
Net income for the year	220,655,041	1,335,779,432											1,252,967,928				1,252,967,928		82,811,504
Noncontrolling interests
- Equity movement		30,682,505					7,210,110										7,210,110		23,472,395
- Deconsolidation of subsidiaries		(13,989,575)																	(13,989,575)
- Acquisition of noncontrolling interest		(3,750,000)					11,014,467										11,014,467		(14,764,467)
- Dividends to noncontrolling interests		(59,045,000)																	(59,045,000)
Other comprehensive income (loss):
- Foreign currency translation	(483,424)	(2,926,501)									(2,926,501)						(2,926,501)
- Unrealized holding gain (loss)	(266,736)	(1,614,739)									(1,614,739)						(1,614,739)
Exercise of share-based awards (in shares)	216,800			1,247,200	1,247,200
Exercise of share-based awards		5,909,768					(12,508,469)						(28,197,662)		46,615,899		5,909,768
Appropriation to statutory reserves									2,539,255				(2,539,255)
Share-based compensation		67,798,091					67,798,091										67,798,091
Dividends to shareholders		(972,700,107)											(972,700,107)				(972,700,107)
Ending Balance at Dec. 31, 2013	$ 602,836,403	3,649,390,730		$ 71	430	$ 748,331,332	4,530,173,387	$ 8,447,060	51,135,968	$ (61,658,997)	(373,265,071)	$ 220,880,790	1,337,146,037	$ (323,736,602)	(1,959,804,269)	$ 592,263,654	3,585,386,482	$ 10,572,749	64,004,248
Ending Balance (in shares) at Dec. 31, 2013	240,499,872			240,499,872